UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08928

HSBC PORTFOLIOS
(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Item 1. Schedule of Investments.

HSBC GROWTH PORTFOLIO
Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited)

	Shares	Value ($)
Common Stocks — 94.0%
Aerospace & Defense — 0.5%
Honeywell International, Inc.	3,100	319,920

Airlines — 1.3%
Delta Air Lines, Inc.	19,100	845,939

Auto Components — 0.9%
Delphi Automotive plc	9,400	610,436

Biotechnology — 6.1%
Alexion Pharmaceuticals, Inc. (a)	7,245	1,057,263
Amgen, Inc.	4,800	733,104
Celgene Corp. (a)	14,250	1,429,560
Gilead Sciences, Inc.	8,850	734,550
		3,954,477
Chemicals — 3.9%
Ecolab, Inc.	8,850	954,650
PPG Industries, Inc.	7,960	757,155
Sherwin-Williams Co.	3,245	829,649
		2,541,454
Communications Equipment — 0.9%
Palo Alto Networks, Inc. (a)	4,000	597,960

Diversified Financial Services — 0.6%
Moody's Corp.	4,700	418,958

Food & Staples Retailing — 2.6%
Costco Wholesale Corp.	5,000	755,600
CVS Health Corp.	9,750	941,753
		1,697,353
Health Care Equipment & Supplies — 5.1%
Boston Scientific Corp. (a)	53,300	934,349
DexCom, Inc. (a)	7,780	554,558
Edwards Lifesciences Corp. (a)	9,120	713,275
Medtronic plc	14,650	1,112,229
		3,314,411
Health Care Providers & Services — 3.5%
UnitedHealth Group, Inc.	19,400	2,234,104

Hotels, Restaurants & Leisure — 2.2%
Starbucks Corp.	23,700	1,440,249

Industrial Conglomerates — 2.8%
Danaher Corp.	13,500	1,169,775
General Electric Co.	21,600	628,560
		1,798,335
Internet & Catalog Retail — 6.2%
Amazon.com, Inc. (a)	4,885	2,867,495
Netflix, Inc. (a)	4,380	402,259
The Priceline Group, Inc. (a)	660	702,880
		3,972,634
Internet Software & Services — 13.2%
Alibaba Group Holding Ltd., ADR (a)	8,650	579,810
Alphabet, Inc., Class A (a)	2,230	1,697,810
Alphabet, Inc., Class C (a)	2,263	1,681,295
Costar Group, Inc. (a)	3,295	577,844
Facebook, Inc., Class A (a)	23,750	2,664,987
LinkedIn Corp., Class A (a)	6,425	1,271,572
		8,473,318
IT Services — 8.7%
First Data Corp., Class A (a)	60,700	811,559
MasterCard, Inc., Class A	15,700	1,397,771
PayPal Holdings, Inc. (a)	16,900	610,766
Visa, Inc., Class A	38,100	2,838,069
		5,658,165
Life Sciences Tools & Services — 1.4%
Quintiles Transnational Holdings, Inc. (a)	14,700	894,201

Media — 0.9%
The Walt Disney Co.	6,400	613,248

Multiline Retail — 1.3%
Dollar Tree, Inc. (a)	10,200	829,464

Pharmaceuticals — 6.1%
Allergan plc (a)	3,540	1,006,882
Bristol-Myers Squibb Co.	25,000	1,554,000
Eli Lilly & Co.	7,100	561,610
Zoetis, Inc.	20,400	878,220
		4,000,712
Real Estate Investment Trusts — 1.9%
American Tower Corp.	12,800	1,207,552

Semiconductors & Semiconductor Equipment — 1.4%
Avago Technologies Ltd.	6,800	909,228

Software — 8.7%
Adobe Systems, Inc. (a)	17,200	1,533,036
Intuit, Inc.	10,050	959,876
Microsoft Corp.	19,000	1,046,710
Mobileye NV (a)	20,100	545,313
Salesforce.com, Inc. (a)	15,000	1,020,900
ServiceNow, Inc. (a)	8,500	528,785
		5,634,620
Specialty Retail — 5.3%
L Brands, Inc.	8,650	831,698
O'Reilly Automotive, Inc. (a)	1,120	292,208
The Home Depot, Inc.	11,200	1,408,512
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4,860	880,486
		3,412,904
Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	17,680	1,720,971

Textiles, Apparel & Luxury Goods — 4.6%
Lululemon Athletica, Inc. (a)	10,400	645,528
NIKE, Inc., Class B	28,100	1,742,481
Under Armour, Inc., Class A (a)	7,000	598,010
		2,986,019
Wireless Telecommunication Services — 1.2%
SBA Communications Corp., Class A (a)	7,600	754,528

TOTAL COMMON STOCKS
(COST $52,266,842)		60,841,160

Investment Company — 4.8%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.06% (b)	3,118,145	3,118,145
TOTAL INVESTMENT COMPANY
(Cost $3,118,145)		3,118,145

TOTAL INVESTMENT SECURITIES
(Cost $55,384,987) — 98.8%		63,959,305
Other Assets (Liabilities) - 1.2%		788,524
NET ASSETS - 100%		$64,747,829
____________________

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2016.

ADR - American Depositary Receipt

HSBC PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited)

	Shares	Value ($)
Common Stocks — 94.9%
Aerospace & Defense — 1.6%
TransDigm Group, Inc. (a)	16,025	3,601,298

Airlines — 1.6%
Allegiant Travel Co.	22,287	3,576,395

Banks — 2.0%
First Republic Bank	67,170	4,567,560

Biotechnology — 7.4%
ACADIA Pharmaceuticals, Inc. (a)	112,540	2,328,453
Anacor Pharmaceuticals, Inc. (a)	23,165	1,740,386
ARIAD Pharmaceuticals, Inc. (a)	615,350	3,089,057
Medivation, Inc. (a)	120,390	3,936,752
Merrimack Pharmaceuticals, Inc. (a)	263,060	1,623,080
Neurocrine Biosciences, Inc. (a)	53,940	2,295,147
PTC Therapeutics, Inc. (a)	73,095	1,741,123
		16,753,998
Building Products — 3.4%
A.O. Smith Corp.	16,900	1,180,465
Builders FirstSource, Inc. (a)	203,030	1,630,331
Lennox International, Inc.	39,945	4,786,210
		7,597,006
Capital Markets — 2.0%
Affiliated Managers Group, Inc. (a)	13,005	1,745,141
Raymond James Financial, Inc.	62,230	2,726,296
		4,471,437
Chemicals — 2.3%
PolyOne Corp.	60,800	1,645,248
W.R. Grace & Co. (a)	44,610	3,628,577
		5,273,825
Commercial Services & Supplies — 1.4%
Knoll, Inc.	175,490	3,220,242

Communications Equipment — 4.2%
Ciena Corp. (a)	122,200	2,171,494
CommScope Holding Co., Inc. (a)	105,820	2,372,484
Palo Alto Networks, Inc. (a)	32,600	4,873,374
		9,417,352
Diversified Consumer Services — 2.5%
Nord Anglia Education, Inc. (a)	136,090	2,347,553
Service Corp. International	137,400	3,323,706
		5,671,259
Diversified Financial Services — 1.4%
MSCI, Inc.	45,170	3,109,503

Electronic Equipment, Instruments & Components — 2.1%
Ingram Micro, Inc.	94,320	2,659,824
VeriFone Systems, Inc. (a)	89,440	2,092,002
		4,751,826
Health Care Equipment & Supplies — 4.8%
Align Technology, Inc. (a)	73,640	4,870,549
DENTSPLY International, Inc.	60,365	3,554,895
Wright Medical Group NV (a)	124,348	2,480,743
		10,906,187
Health Care Providers & Services — 3.7%
Quest Diagnostics, Inc.	70,130	4,605,437
Team Health Holdings, Inc. (a)	91,850	3,753,910
		8,359,347
Health Care Technology — 1.5%
Allscripts Healthcare Solutions, Inc. (a)	251,870	3,470,769

Hotels, Restaurants & Leisure — 7.2%
Aramark	115,440	3,688,308
Jack in the Box, Inc.	54,000	4,192,560
Sonic Corp.	104,920	3,082,550
Vail Resorts, Inc.	41,755	5,219,374
		16,182,792
Household Durables — 2.7%
Jarden Corp. (a)	114,322	6,064,782

Insurance — 2.4%
Assurant, Inc.	65,520	5,327,431

Internet Software & Services — 1.9%
Costar Group, Inc. (a)	24,360	4,272,013

IT Services — 3.5%
Genpact Ltd. (a)	70,480	1,685,882
Sabre Corp.	116,910	2,994,065
Total System Services, Inc.	82,060	3,295,530
		7,975,477
Life Sciences Tools & Services — 2.3%
Mettler-Toledo International, Inc. (a)	16,869	5,277,467

Machinery — 3.8%
Middleby Corp. (a)	37,530	3,391,211
Snap-on, Inc.	32,100	5,186,076
		8,577,287
Media — 2.1%
Interpublic Group of Cos., Inc.	56,810	1,274,816
Nexstar Broadcasting Group, Inc., Class A	78,250	3,537,683
		4,812,499
Oil, Gas & Consumable Fuels — 1.6%
Tesoro Corp.	42,140	3,676,715

Pharmaceuticals — 3.6%
Jazz Pharmaceuticals plc (a)	49,913	6,425,800
Pacira Pharmaceuticals, Inc. (a)	30,400	1,806,368
		8,232,168
Professional Services — 2.6%
IHS, Inc., Class A (a)	36,110	3,777,828
Robert Half International, Inc.	50,260	2,199,880
		5,977,708
Real Estate Investment Trusts — 2.7%
Digital Realty Trust, Inc.	30,500	2,442,440
Starwood Property Trust, Inc.	186,800	3,556,672
		5,999,112
Real Estate Management & Development — 1.4%
Jones Lang LaSalle, Inc.	22,390	3,150,721

Semiconductors & Semiconductor Equipment — 2.2%
On Semiconductor Corp. (a)	464,420	3,975,435
Qorvo, Inc. (a)	23,420	927,432
		4,902,867
Software — 6.0%
Fortinet, Inc. (a)	128,620	3,619,367
QLIK Technologies, Inc. (a)	89,550	2,242,332
ServiceNow, Inc. (a)	69,360	4,314,885
Splunk, Inc. (a)	74,540	3,450,457
		13,627,041
Specialty Retail — 5.2%
Restoration Hardware Holdings, Inc. (a)	57,070	3,516,653
Signet Jewelers Ltd.	27,880	3,234,080

HSBC PORTFOLIOS	See notes to schedules of portfolio investments.

	Shares	Value ($)
Common Stocks, continued
Specialty Retail, continued
Ulta Salon, Cosmetics &
Fragrance, Inc. (a)	26,775	4,850,827
		11,601,560
Textiles, Apparel & Luxury Goods — 0.8%
Lululemon Athletica, Inc. (a)	30,220	1,875,755

Trading Companies & Distributors — 1.0%
HD Supply Holdings, Inc. (a)	85,380	2,242,933

TOTAL COMMON STOCKS
(COST $217,985,680)		214,524,332

Investment Company — 5.1%
Northern Institutional Government
Select Portfolio, Institutional
Shares, 0.09% (b)	11,585,820	11,585,820
TOTAL INVESTMENT COMPANY
(Cost $11,585,820)		11,585,820

TOTAL INVESTMENT SECURITIES
(Cost $229,571,500) — 100.0%		226,110,152
Other Assets (Liabilities) - 0.0%		91,352
NET ASSETS - 100%		$226,201,504
____________________

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2016.

HSBC PORTFOLIOS	See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments
(Unaudited)	January 31, 2016

1. Organization:

       The HSBC Portfolios (the "Portfolios Trust"), is an open-end management investment company organized as a New York trust under the laws of the State of New York on November 1, 1994. The Portfolios Trust contains the following master funds (individually a "Portfolio," collectively the "Portfolios"):

Fund	Short Name
HSBC Growth Portfolio	Growth Portfolio
HSBC Opportunity Portfolio	Opportunity Portfolio

       The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest all or part of their investable assets in the Portfolios. The Declaration of Trust permits the Board of Trustees (the "Board") to issue an unlimited number of beneficial interests in the Portfolios.

       The Portfolios are diversified series of the Portfolios Trust and are part of the HSBC Family of Funds, which also includes HSBC Advisor Funds Trust and HSBC Funds (Collectively the "Trusts"). Schedules of Portfolio Investments ("Schedules") for all other funds of the Trusts are published separately.

2. Significant Accounting Policies:

       The following is a summary of the significant accounting policies followed by each Portfolio in the preparation of its Schedules. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP’’). The preparation of the Schedules require management to make estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

Securities Valuation:

       The Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions:

       Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

3. Investment Valuation Summary:

       The valuation techniques employed by the Portfolio's, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Portfolio’s investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical assets

●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3—significant unobservable inputs (including a Portfolio's own assumptions in determining the fair value of investments)

       Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Portfolios determine transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of January, 31, 2016, from the valuation input levels used on October 31, 2015. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

       Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

       Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values ("NAV's"), as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

       Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Portfolios Trust's policy is intended to result in a calculation of a Portfolio's NAV that fairly reflects security values as of the time of pricing, the Portfolios Trust cannot ensure that fair values determined would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by a Portfolio may differ from the value that would be released if the securities were sold and the differences could be material to the financial statements.

       For the quarter ended January 31, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. As of January 31, 2016, all investments were categorized as Level 1 in the fair value hierarchy. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Portfolio.

4. Federal Income Tax Information:

       At January 31, 2016, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

Fund Name	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Portfolio	56,185,996	10,540,882	(2,767,573)	7,773,309
Opportunity Portfolio	230,545,433	20,215,689	(24,650,970)	(4,435,281)

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Portfolios

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	March 23, 2016

By (Signature and Title)	/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	March 23, 2016